Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF®– 1 Yr August

Innovator Growth-100 Power Buffer ETF™ – August

Innovator International Developed Power Buffer ETF™ – August

Innovator U.S. Equity Buffer ETF™ – August

Innovator U.S. Equity Power Buffer ETF™ – August

Innovator U.S. Equity Ultra Buffer ETF™ – August

Innovator U.S. Small Cap Power Buffer ETF™ – August

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented To Date

August 3, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period (as defined in each Fund’s prospectus) of approximately one year. The prior Outcome Period ended on July 31, 2026. Each Fund has commenced a new Outcome Period that began on August 1, 2026 and will end on July 31, 2027. An investment in each Fund over the course of the Outcome Period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Equity Defined Protection ETF®– 1 Yr August	ZAUG	Gross: 8.37% Net: 7.58%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 8.37% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.
Innovator Growth-100 Power Buffer ETF™ – August	NAUG	Gross: 19.67% Net: 18.88%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 19.67% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.
Innovator International Developed Power Buffer ETF™ – August	IAUG	Gross: 16.16% Net: 15.31%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.16% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.

Innovator U.S. Equity Buffer ETF™ – August	BAUG	Gross: 17.79% Net: 17.00%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.
Innovator U.S. Equity Power Buffer ETF™ – August	PAUG	Gross: 13.80% Net: 13.01%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.80% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.
Innovator U.S. Equity Ultra Buffer ETF™ – August	UAUG	Gross: 14.01% Net: 13.22%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.01% (prior to taking into account management fees and other fees) while providing a buffer against Underlying ETF losses of between 5% and 35% (prior to taking into account management fees and other fees), over the period from August 1, 2026 to July 31, 2027.
Innovator U.S. Small Cap Power Buffer ETF™ – August	KAUG	Gross: 18.53% Net: 17.74%*	The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.53% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2026 to July 31, 2027.

*	Takes into account the Fund’s unitary management fee for the Outcome Period.

In connection with the onset of the new Outcome Period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior Outcome Period are deleted in their entirety and replaced with references to the new Outcome Period: August 1, 2026 to July 31, 2027.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference

INNETFAUG 8-26